Supplement to the
Fidelity® Series Emerging Markets Fund
October 5, 2008
Prospectus

Fidelity Series Emerging Markets Fund is comprised of multiple classes of shares. References to the fund are deemed to include class where applicable.

Effective August 17, 2009, Colin Chickles no longer serves as a co-manager of Fidelity Series Emerging Markets Fund. All references to Mr. Chickles in the "Fund Management" section on page 13 are no longer applicable.

Effective February 27, 2009, John Hynes no longer serves as a co-manager of Fidelity Series Emerging Markets Fund. All references to Mr. Hynes in the "Fund Management" section on page 13 are no longer applicable.

ILF-09-03 September 1, 2009
1.895215.102

Supplement to the
Fidelity® Series Emerging Markets Fund
Class F
May 18, 2009
Prospectus

Effective August 17, 2009, Colin Chickles no longer serves as a co-manager of Fidelity Series Emerging Markets Fund. All references to Mr. Chickles in the "Fund Management" section on page 13 are no longer applicable.

ILF-F-09-01 September 1, 2009
1.901789.100